Financial Instruments at Fair Value through Profit or Loss - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 183,702	$ 96,943
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 183,702	$ 96,943	$ 423,855